Offerings	Mar. 27, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(A) Except where a value is indicated, the Amount Registered and Proposed Maximum Offering Price Per Unit are omitted as to each class of security pursuant to Instructions 2.A.ii.b. and 2.A.iii.b. to Item 16(b) of Form S-3. (B) The securities registered hereunder include such indeterminate number of (a) shares of Common Stock, (b) shares of Preferred Stock, (c) debt securities, (d) warrants, and (e) units as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. (C) Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. (D) The Registrant does not have any fee offsets.